Related Parties (Details) - Schedule of Other Related Party Transactions - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Schedule of other related party transactions [Abstract]
Short-term employee benefits	$ 39,250	$ 96,437	$ 109,205	$ 38,355
Share based payment	$ 904,861	$ 838,576